1933 Act/Rule 497(j)

October 7, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Opportunities Trust

File Nos. 033-65137 and 811-7455

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Fixed Income Funds Prospectus, AlphaSector Funds Prospectus, Alternative Funds Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on October 1, 2009.

Very truly yours,

/s/ Kevin J. Carr

Kevin J. Carr